WT MUTUAL FUND

                       WILMINGTON PRIME MONEY MARKET FUND
                  WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND
                    WILMINGTON TAX-EXEMPT MONEY MARKET FUND
                  WILMINGTON SHORT/INTERMEDIATE-TERM BOND FUND
                         WILMINGTON MUNICIPAL BOND FUND
                       WILMINGTON BROAD MARKET BOND FUND
                       WILMINGTON LARGE-CAP STRATEGY FUND
                       WILMINGTON SMALL-CAP STRATEGY FUND
                  WILMINGTON AGGRESSIVE ASSET ALLOCATION FUND
                 WILMINGTON CONSERVATIVE ASSET ALLOCATION FUND
                  WILMINGTON MULTI-MANAGER INTERNATIONAL FUND
                    WILMINGTON MULTI-MANAGER REAL ASSET FUND
                 (EACH A "FUND," AND COLLECTIVELY, THE "FUNDS")

   Supplement dated February 28, 2012 to the Funds' Summary Prospectuses and Prospectuses, each dated November 1, 2011, as amended or restated from time to time

The information in this Supplement contains new and additional information beyond that in the Summary Prospectuses and Prospectuses and should be read in conjunction with the Summary Prospectuses and Prospectuses.

At a special meeting of shareholders held on February 21, 2012, shareholders of each Fund approved an Agreement and Plan of Reorganization (the "Plan") pursuant to which each Fund's assets and liabilities, as set forth in the Plan, will be transferred into a corresponding series of the MTB Group of Funds (each an "Acquiring Fund" and collectively, the "Acquiring Funds") as indicated below:

FUNDS                                               ACQUIRING FUNDS
--------------------------------------------------------------------------------
Wilmington Prime Money Market Fund                  MTB Money Market Fund
Wilmington U.S. Government Money Market Fund        MTB U.S. Government Money Market Fund
Wilmington Tax-Exempt Money Market Fund             MTB Tax-Free Money Market Fund
Wilmington Short/Intermediate-Term Bond Fund        MTBIntermediate-Term Bond Fund
Wilmington Municipal Bond Fund                      Wilmington Municipal Bond Fund
Wilmington Broad Market Bond Fund                   MTB Income Fund
Wilmington Large-Cap Strategy Fund                  Wilmington Large-Cap Strategy Fund
Wilmington Small-Cap Strategy Fund                  Wilmington Small-Cap Strategy Fund
Wilmington Aggressive Asset Allocation Fund         Wilmington Strategic Allocation Aggressive Fund
Wilmington Conservative Asset Allocation Fund       Wilmington Strategic Allocation Conservative Fund
Wilmington Multi-Manager International Fund         MTB International Equity Fund
Wilmington Multi-Manager Real Asset Fund            Wilmington Multi-Manager Real Asset Fund


If all the requirements specified in the Plan are satisfied, the assets and liabilities of each Fund, as set forth in the Plan, will become the assets and liabilities of the corresponding Acquiring Fund and shareholders in each Fund will become shareholders in the corresponding Acquiring Fund. The reorganizations are expected to close on or about March 9, 2012. Subsequent to the reorganizations, it is anticipated that the MTB Money Market Fund will be rebranded as the Wilmington Prime Money Market Fund, the MTB U.S. Government Money Market Fund will be rebranded as the Wilmington U.S. Government Money Market Fund, the MTB Tax-Free Money Market Fund will be rebranded as the Wilmington Tax-Exempt Money Market Fund, the MTB Intermediate-Term Bond Fund will be rebranded as the Wilmington Intermediate-Term Bond Fund, the MTB Income Fund will be rebranded as the Wilmington Broad Market Bond Fund and the MTB International Equity Fund will be rebranded as the Wilmington Multi-Manager International Fund.


          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE